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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number           811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

803 West Michigan Street, Milwaukee, WI	53233
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
803 West Michigan Street, Milwaukee, WI 53233[Missing Graphic Reference]

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end:            May 31

Date of reporting period:          July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

Jubak Global Equity Fund
Proxy Voting Record for the Period 7/1/10 - 6/30/11

Issuer Name	Ticker Symbol	CUSIP	SH Meeting Date	Brief Identification of the Matter Voted On	Proposed by Issuer or Security Holder	Did the Fund Vote?	How did the Fund Cast its Vote? For, Against, Abstain?	Did Fund vote With or Against Mngmnt?
Joy Global	JOYG	481165108	3/8/2011	Election of Directors, Auditors, Compensation, Employee Stock Purchase	Issuer	No	Did not vote	NA
Schlumberger Ltd	SLB	806857108	4/6/2011	Election of Directors, Compensation, Increase Common Shares, Auditors	Issuer	No	Did not vote	NA
Southern Copper Corp.	SCCO	84265V105	4/28/2011	Election of Directors, Auditors, Compensation, Vote Frequency	Issuer	No	Did not vote	NA
Yara International	YARIY	984851203	5/1/2011	Election of Directors, Auditors, Compensation	Issuer	No	Did not vote	NA
Standard Chartered	STAN LN	408284	5/2/2011	Election of Directors, Auditors, Compensation	Issuer	No	Did not vote	NA
Lan Airlines	LFL	501723100	5/3/2011	Election of Directors, Auditors, Compensation	Issuer	No	Did not vote	NA
Materion Corp.	MTRN	576690101	5/4/2011	Election of Directors, Stock Incentive Plan, Auditor, Compensation	Issuer	No	Did not vote	NA
Cummins Inc	CMI	231021106	5/7/2011	Election of Directors, Auditors, Compensation	Issuer	No	Did not vote	NA
Titan International	TWI	88830M102	5/9/2011	Election of Directors, Auditors, Compensation	Issuer	No	Did not vote	NA
Deere & Co	DE	244199105	5/11/2011	Election of Directors, Auditors, Compensation	Issuer	No	Did not vote	NA
Ford Motor	F	345370860	5/12/2011	Election of Directors, Auditors, Compensation	Issuer	No	Did not vote	NA
Polypore	PPO	73179V103	5/12/2011	Election of Directors, Auditors, Compensation, Stock Incentive Plan	Issuer	No	Did not vote	NA
Potash Corp of Saskatchewan	POT CN	73755L107	5/12/2011	Election of Directors, Compensation, Auditors, Financial Statements	Issuer	No	Did not vote	NA
Nokia Corp.	NOK	654902204	5/13/2011	Election of Directors, Auditors, Compensation	Issuer	No	Did not vote	NA
El du Pont de Nemours	DD	263534109	5/14/2011	Election of Directors, Auditors, Compensation	Issuer	No	Did not vote	NA
LVMH Moet Hennessey Louis Vuitton	MC FP	4061412	5/15/2011	Election of Directors, Auditors, Compensation	Issuer	No	Did not vote	NA
Luxxotica Group	LUX	55068R202	5/15/2011	Election of Directors, Auditors, Compensation	Issuer	No	Did not vote	NA
HSBC	HBC	404280406	5/16/2011	Election of Directors, Auditors, Compensation	Issuer	No	Did not vote	NA
Apple Inc.	AAPL	37833100	5/17/2011	Election of Directors, Auditors, Compensation	Issuer	No	Did not vote	NA
Southwestern Energy	SWN	845467109	5/17/2011	Election of Directors, Compensation, Stockholder Proposal for Political Contributions Report	Issuer	No	Did not vote	NA
Morgan Stanley	MS	617446448	5/18/2011	Election of Directors, Auditors, Compensation	Issuer	No	Did not vote	NA
Pan American Silver	PAAS	697900108	5/18/2011	Election of Directors, Auditors, Compensation	Issuer	No	Did not vote	NA
Goldcorp	GG	380956409	5/18/2011	Election of Directors, Auditors, Stock Option Plan, Number of Directors	Issuer	No	Did not vote	NA
Boeing	BA	97023105	5/18/2011	Election of Directors, Auditors, Compensation	Issuer	No	Did not vote	NA
Weatherfold International	WFT	H27013103	5/18/2011	Election of Directors, Auditors, Compensation	Issuer	No	Did not vote	NA
Aixtron	AIXG	9606104	5/19/2011	Appropriation of Earnings, Supervisory Board Elections	Issuer	No	Did not vote	NA
Statoil	STO	85771P102	5/19/2011	Elections, Compensation	Issuer	No	Did not vote	NA
Central European Distribution Corp.	CEDC	153435102	5/19/2011	Election of Directors, Auditors, Compensation, Shareholder Proposal	Issuer	No	Did not vote	NA
Silver Wheaton	SLW	828336107	5/20/2011	Election of Directors, Auditors	Issuer	No	Did not vote	NA
Coach	COH	189754104	5/22/2011	Election of Directors, Auditors, Compensation	Issuer	No	Did not vote	NA
L'Oreal	OR FP	4057808	5/23/2011	Election of Directors, Auditors, Compensation	Issuer	No	Did not vote	NA
Itau Unibanco	ITUB	465562106	5/23/2011	Election of Directors, Auditors, Compensation	Issuer	No	Did not vote	NA
Westpac Banking Corp.	WBC AU	6076146	5/24/2011	Election of Directors, Auditors, Compensation	Issuer	No	Did not vote	NA
Toray Industries	3402 JP	6897143	5/26/2011	Election of Directors, Auditors, Compensation	Issuer	No	Did not vote	NA
US Bancorp	USB	902973304	5/27/2011	Election of Directors, Auditors, Compensation	Issuer	No	Did not vote	NA
Johnson Controls Inc	JCI	478366107	5/28/2011	Election of Directors, Auditors, Compensation	Issuer	No	Did not vote	NA
Agrium Inc.	AGU	8916108	5/29/2011	Election of Directors, Auditors, Compensation	Issuer	No	Did not vote	NA
Pacific Rubiales Energy	PRE CN	2523635	5/31/2011	Number of Directors, Election of Directors, Auditors,	Issuer	No	Did not vote	NA
Infosys	INFY	456788108	6/11/2011	Appointment of Directors and Auditors	Issuer	No	Did not vote	NA
Freeport-McMoran Copper & Gold	FCX	35671D857	6/15/2011	Election of Directors, Compensation, Vote Frequency, Auditor	Issuer	No	Did not vote	NA
Banco Santander	STD	05964H105	6/17/2011	Annual Accounts, Re-Election of Directors & Auditors, Bylaws, Amendments	Issuer	No	Did not vote	NA
Brigham Exploration	BEXP	109178103	6/21/2011	Election of Directors,Auditors, Compensation	Issuer	No	Did not vote	NA
Komatsu	KMTUY	500458401	6/22/2011	Election of Directors, Surplus, Election of Auditors	Issuer	No	Did not vote	NA
Precision Castparts	PCP	740189105	8/16/2011	Election of Directors, Auditor, Compensation, Frequency of Votes	Issuer	No	Did not vote	NA

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Investment Managers Series Trust

By (Signature and Title)*		/s/ Rita Dam
Rita Dam, Treasurer
Date	July 27, 2011

* Print the name and title of each signing officer under his or her signature.